Contingent Liabilities and Financial Commitments - Product Liability Outside the United States - Additional Information (Details) $ in Millions, ₩ in Billions, ₦ in Trillions																											1 Months Ended		12 Months Ended
	May 21, 2019 DISEASE	Mar. 01, 2019 GBP (£)	Mar. 01, 2019 CAD ($)	Feb. 28, 2018 GBP (£)	Feb. 28, 2018 CAD ($)	Jun. 30, 2017 GBP (£)	Jun. 30, 2017 CAD ($)	Mar. 31, 2017 GBP (£)	Mar. 31, 2017 CAD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 CAD ($)	Sep. 30, 2016 GBP (£)	Sep. 30, 2016 CAD ($)	Jun. 30, 2016 GBP (£)	Jun. 30, 2016 CAD ($)	Mar. 31, 2016 GBP (£)	Mar. 31, 2016 CAD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 CAD ($)	Oct. 27, 2015 GBP (£)	Oct. 27, 2015 CAD ($)	Jun. 26, 2015 GBP (£)	Jun. 26, 2015 CAD ($)	May 27, 2015 GBP (£)	May 27, 2015 CAD ($)	Feb. 21, 2005 PACKYEAR	Nov. 30, 2016 GBP (£)	Nov. 30, 2016 AOA (Kz)	Dec. 31, 2021 GBP (£) CLASSACTION ACTION MARKET CIGARETTE	Dec. 31, 2021 CAD ($) CLASSACTION ACTION MARKET CIGARETTE	Dec. 31, 2021 NGN (₦) CLASSACTION ACTION MARKET CIGARETTE	Dec. 31, 2021 KRW (₩) CLASSACTION ACTION MARKET CIGARETTE	Jun. 30, 2020 CLASSACTION	Mar. 01, 2019 CAD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Number Of Class Actions In Lawsuit																													16	16	16	16
Nigerian Court
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																													2017-02	2017-02	2017-02	2017-02
Litigation damages sought value																													£ 14,900,000,000		₦ 10.6
Tobacco product liability claims
Disclosure Of Commitments And Contingencies [Line Items]
Number of markets outside US | MARKET																													12	12	12	12
Canada | Treatment of Smoking and Health-related Diseases
Disclosure Of Commitments And Contingencies [Line Items]
Number of actions for recovery of health care costs | ACTION																													10	10	10	10
Canada | Growers Class Action
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																													£ 29,200,000	$ 50
Canada | Quebec Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Number Of Class Actions In Lawsuit																													2	2	2	2	4
Litigation settlement amount																								£ 9,100,000,000	$ 15,600
Litigation settlement provisional execution amount																						£ 661,100,000	$ 1,131
Litigation settlement guarantee amount																						2,900,000,000	5,000
Security amount to be posted by parties																				£ 575,100,000	$ 984
Payment of security amount by parties						£ 63,100,000	$ 108	£ 63,100,000	$ 108	£ 63,100,000	$ 108	£ 63,100,000	$ 108	£ 63,100,000	$ 108	£ 63,100,000	$ 108	£ 63,100,000	$ 108
Claims brought on behalf of minimum number of cigarette consumed																										12			15	15	15	15
Conditions in granted by superior court as certification																													there are currently two class actions in Quebec. On 21 February 2005, the Quebec Superior Court granted certification in two class actions against Imperial and two other domestic manufacturers. The court certified two classes, with the class definitions being revised in the judgment rendered 27 May 2015. One class consists of residents of Quebec who (a) smoked before 20 November 1998 at least 12 pack years of cigarettes manufactured by the defendants; and (b) were diagnosed before 12 March 2012 with: lung cancer, or cancer (squamous cell carcinoma) of the throat, or emphysema. The group also includes the heirs of persons deceased after 20 November 1998 who meet the criteria described above. The second consists of residents of Quebec who, as of 30 September 1998, were addicted to nicotine contained in cigarettes and who in addition meet the following three criteria: (a) they started smoking before 30 September 1994 by smoking cigarettes manufactured by the defendants; (b) between 1 September and 30 September 1998 they smoked on average at least 15 cigarettes manufactured by the defendants on a daily basis; and (c) they still smoked an average of at least 15 cigarettes manufactured by the defendants as of 21 February 2005, or until their death if it occurred before that date.	there are currently two class actions in Quebec. On 21 February 2005, the Quebec Superior Court granted certification in two class actions against Imperial and two other domestic manufacturers. The court certified two classes, with the class definitions being revised in the judgment rendered 27 May 2015. One class consists of residents of Quebec who (a) smoked before 20 November 1998 at least 12 pack years of cigarettes manufactured by the defendants; and (b) were diagnosed before 12 March 2012 with: lung cancer, or cancer (squamous cell carcinoma) of the throat, or emphysema. The group also includes the heirs of persons deceased after 20 November 1998 who meet the criteria described above. The second consists of residents of Quebec who, as of 30 September 1998, were addicted to nicotine contained in cigarettes and who in addition meet the following three criteria: (a) they started smoking before 30 September 1994 by smoking cigarettes manufactured by the defendants; (b) between 1 September and 30 September 1998 they smoked on average at least 15 cigarettes manufactured by the defendants on a daily basis; and (c) they still smoked an average of at least 15 cigarettes manufactured by the defendants as of 21 February 2005, or until their death if it occurred before that date.	there are currently two class actions in Quebec. On 21 February 2005, the Quebec Superior Court granted certification in two class actions against Imperial and two other domestic manufacturers. The court certified two classes, with the class definitions being revised in the judgment rendered 27 May 2015. One class consists of residents of Quebec who (a) smoked before 20 November 1998 at least 12 pack years of cigarettes manufactured by the defendants; and (b) were diagnosed before 12 March 2012 with: lung cancer, or cancer (squamous cell carcinoma) of the throat, or emphysema. The group also includes the heirs of persons deceased after 20 November 1998 who meet the criteria described above. The second consists of residents of Quebec who, as of 30 September 1998, were addicted to nicotine contained in cigarettes and who in addition meet the following three criteria: (a) they started smoking before 30 September 1994 by smoking cigarettes manufactured by the defendants; (b) between 1 September and 30 September 1998 they smoked on average at least 15 cigarettes manufactured by the defendants on a daily basis; and (c) they still smoked an average of at least 15 cigarettes manufactured by the defendants as of 21 February 2005, or until their death if it occurred before that date.	there are currently two class actions in Quebec. On 21 February 2005, the Quebec Superior Court granted certification in two class actions against Imperial and two other domestic manufacturers. The court certified two classes, with the class definitions being revised in the judgment rendered 27 May 2015. One class consists of residents of Quebec who (a) smoked before 20 November 1998 at least 12 pack years of cigarettes manufactured by the defendants; and (b) were diagnosed before 12 March 2012 with: lung cancer, or cancer (squamous cell carcinoma) of the throat, or emphysema. The group also includes the heirs of persons deceased after 20 November 1998 who meet the criteria described above. The second consists of residents of Quebec who, as of 30 September 1998, were addicted to nicotine contained in cigarettes and who in addition meet the following three criteria: (a) they started smoking before 30 September 1994 by smoking cigarettes manufactured by the defendants; (b) between 1 September and 30 September 1998 they smoked on average at least 15 cigarettes manufactured by the defendants on a daily basis; and (c) they still smoked an average of at least 15 cigarettes manufactured by the defendants as of 21 February 2005, or until their death if it occurred before that date.
Litigation settlement reduction of total maximum adjustments		£ 8,000,000,000																																$ 13,700
Payment of litigation initial deposits		660,500,000	$ 1,130
Canada | Quebec Class Actions | Imperial Tobacco Canada Limited
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount																								£ 6,100,000,000	$ 10,400
Litigation settlement provisional execution amount																						£ 433,700,000	$ 742
Security amount to be posted by parties																				£ 443,000,000	$ 758
Litigation settlement reduction of total maximum adjustments		5,400,000,000																																9,200
Payment of litigation initial deposits		443,600,000	$ 759
Litigation settlement initial deposits paid				£ 443,000,000	$ 758
Canada | Other Canadian Smoking and Health Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Number Of Class Actions In Lawsuit																													7	7	7	7
Canadian Province | Treatment of Smoking and Health-related Diseases
Disclosure Of Commitments And Contingencies [Line Items]
Number of actions for recovery of health care costs | ACTION																													10	10	10	10
Nigeria | Federal High Court
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																													Nov. 06, 2007	Nov. 06, 2007	Nov. 06, 2007	Nov. 06, 2007
Kano | British American Tobacco (Nigeria) Limited
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																													May 09, 2007	May 09, 2007	May 09, 2007	May 09, 2007
Oyo | Nigerian Court
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																													2015-11	2015-11	2015-11	2015-11
Oyo | British American Tobacco (Nigeria) Limited
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																													May 30, 2007	May 30, 2007	May 30, 2007	May 30, 2007
Lagos | British American Tobacco (Nigeria) Limited
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																													Mar. 13, 2008	Mar. 13, 2008	Mar. 13, 2008	Mar. 13, 2008
Ogun | British American Tobacco (Nigeria) Limited
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																													Feb. 26, 2008	Feb. 26, 2008	Feb. 26, 2008	Feb. 26, 2008
Gombe | British American Tobacco (Nigeria) Limited
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																													Oct. 17, 2008	Oct. 17, 2008	Oct. 17, 2008	Oct. 17, 2008
South Korea | National Health Insurance Service
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																													£ 33,500,000			₩ 54
BRAZIL
Disclosure Of Commitments And Contingencies [Line Items]
Conditions in granted by superior court as certification																													the trial court about the appeal and the trial court entered an order, which ordered the closure of the online system preventing the parties from submitting any petition so that no prejudice would be caused to the defendants and permitted the AGU, within 15 days of its notification, to respond to the argument that the service of a foreign defendant via its Brazilian subsidiary constituted improper service. On 21 August 2019, the substitute reporting judge of the appellate court, having been notified that the trial court judge had in the meantime issued a new decision (thereby revoking the previous decision), ruled that the appeal filed had therefore been rendered moot. The AGU filed its submission in the trial court on 19 September 2019, and Souza Cruz filed a reply submission on 25 September 2019. Souza Cruz reported on 4 February 2020 that the trial court ruled that service of the Company via its Brazilian subsidiary constituted proper service, denied the request for additional time to file defences, denied the request to have the foreign language documents attached to the initial complaint fully translated into Portuguese, and ordered that defences be filed within 30 business days. On 18 February 2020, Souza Cruz filed an interlocutory appeal (including a request to stay the deadline to file defences). On 12 March 2020, the court denied the request for a stay. On 11 May 2020, the Company filed a petition to intervene in Souza Cruz’s interlocutory appeal. On 17 June 2020, AGU filed its opposition to Souza Cruz’s interlocutory appeal. The Company filed a reply submission on 8 July 2020. On 15 July 2020, the court denied the interlocutory appeal.	the trial court about the appeal and the trial court entered an order, which ordered the closure of the online system preventing the parties from submitting any petition so that no prejudice would be caused to the defendants and permitted the AGU, within 15 days of its notification, to respond to the argument that the service of a foreign defendant via its Brazilian subsidiary constituted improper service. On 21 August 2019, the substitute reporting judge of the appellate court, having been notified that the trial court judge had in the meantime issued a new decision (thereby revoking the previous decision), ruled that the appeal filed had therefore been rendered moot. The AGU filed its submission in the trial court on 19 September 2019, and Souza Cruz filed a reply submission on 25 September 2019. Souza Cruz reported on 4 February 2020 that the trial court ruled that service of the Company via its Brazilian subsidiary constituted proper service, denied the request for additional time to file defences, denied the request to have the foreign language documents attached to the initial complaint fully translated into Portuguese, and ordered that defences be filed within 30 business days. On 18 February 2020, Souza Cruz filed an interlocutory appeal (including a request to stay the deadline to file defences). On 12 March 2020, the court denied the request for a stay. On 11 May 2020, the Company filed a petition to intervene in Souza Cruz’s interlocutory appeal. On 17 June 2020, AGU filed its opposition to Souza Cruz’s interlocutory appeal. The Company filed a reply submission on 8 July 2020. On 15 July 2020, the court denied the interlocutory appeal.	the trial court about the appeal and the trial court entered an order, which ordered the closure of the online system preventing the parties from submitting any petition so that no prejudice would be caused to the defendants and permitted the AGU, within 15 days of its notification, to respond to the argument that the service of a foreign defendant via its Brazilian subsidiary constituted improper service. On 21 August 2019, the substitute reporting judge of the appellate court, having been notified that the trial court judge had in the meantime issued a new decision (thereby revoking the previous decision), ruled that the appeal filed had therefore been rendered moot. The AGU filed its submission in the trial court on 19 September 2019, and Souza Cruz filed a reply submission on 25 September 2019. Souza Cruz reported on 4 February 2020 that the trial court ruled that service of the Company via its Brazilian subsidiary constituted proper service, denied the request for additional time to file defences, denied the request to have the foreign language documents attached to the initial complaint fully translated into Portuguese, and ordered that defences be filed within 30 business days. On 18 February 2020, Souza Cruz filed an interlocutory appeal (including a request to stay the deadline to file defences). On 12 March 2020, the court denied the request for a stay. On 11 May 2020, the Company filed a petition to intervene in Souza Cruz’s interlocutory appeal. On 17 June 2020, AGU filed its opposition to Souza Cruz’s interlocutory appeal. The Company filed a reply submission on 8 July 2020. On 15 July 2020, the court denied the interlocutory appeal.	the trial court about the appeal and the trial court entered an order, which ordered the closure of the online system preventing the parties from submitting any petition so that no prejudice would be caused to the defendants and permitted the AGU, within 15 days of its notification, to respond to the argument that the service of a foreign defendant via its Brazilian subsidiary constituted improper service. On 21 August 2019, the substitute reporting judge of the appellate court, having been notified that the trial court judge had in the meantime issued a new decision (thereby revoking the previous decision), ruled that the appeal filed had therefore been rendered moot. The AGU filed its submission in the trial court on 19 September 2019, and Souza Cruz filed a reply submission on 25 September 2019. Souza Cruz reported on 4 February 2020 that the trial court ruled that service of the Company via its Brazilian subsidiary constituted proper service, denied the request for additional time to file defences, denied the request to have the foreign language documents attached to the initial complaint fully translated into Portuguese, and ordered that defences be filed within 30 business days. On 18 February 2020, Souza Cruz filed an interlocutory appeal (including a request to stay the deadline to file defences). On 12 March 2020, the court denied the request for a stay. On 11 May 2020, the Company filed a petition to intervene in Souza Cruz’s interlocutory appeal. On 17 June 2020, AGU filed its opposition to Souza Cruz’s interlocutory appeal. The Company filed a reply submission on 8 July 2020. On 15 July 2020, the court denied the interlocutory appeal.
BRAZIL | Federal Attorney's Office
Disclosure Of Commitments And Contingencies [Line Items]
Number of tobacco-related diseases allegedly expended as public health care expenses | DISEASE	26
British Columbia | Other Canadian Smoking and Health Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Number Of Class Actions In Lawsuit																													2	2	2	2
Claims brought on behalf of minimum number of cigarette consumed | CIGARETTE																													25,000	25,000	25,000	25,000
Angola
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																													2016-11	2016-11	2016-11	2016-11
Filing of response to claim																													Dec. 05, 2016	Dec. 05, 2016	Dec. 05, 2016	Dec. 05, 2016
Lawsuit seek damage amount																											£ 1,000,000	Kz 800,000,000
Imperial Tobacco Canada | Canada
Disclosure Of Commitments And Contingencies [Line Items]
Settlement proceeds from judgement		£ 5,400,000,000																																$ 9,200
Settlement payments																													£ 443,000,000	$ 758